Annual Total Returns (Bar Chart) - Optimized All Cap Trust (Optimized All Cap Trust, Series I, Optimized All Cap Trust)	12 Months Ended
May 01, 2011
Optimized All Cap Trust | Series I, Optimized All Cap Trust
Bar Chart Table:
2004	14.91%
2005	8.58%
2006	15.17%
2007	3.78%
2008	(43.18%)
2009	28.27%
2010	19.65%